PARNASSUS FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

Parnassus Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.

PARNASSUS FUND
Portfolio of Investments as of September 30, 2014 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Chemicals
75,000	Compass Minerals International Inc.		6,321,000
350,000	Potash Corporation of Saskatchewan Inc.		12,096,000
		2.9%	18,417,000

	Communications Equipment
290,000	QUALCOMM Inc.	3.5%	21,683,300

	Computers
150,000	International Business Machines Corp.	4.6%	28,474,500

	Equipment Leasing
500,000	Air Lease Corp.	2.6%	16,250,000

	Financial Services
200,000	Capital One Financial Corp.		16,324,000
425,000	Charles Schwab Corp.		12,490,750
550,000	Essent Group Ltd. θ		11,775,500
500,000	First Horizon National Corp.		6,140,000
375,000	TCF Financial Corp.		5,823,750
300,000	Wells Fargo & Co.		15,561,000
		10.9%	68,115,000

	Food Products
350,000	Mondelez International Inc.		11,992,750
100,000	PepsiCo Inc.		9,309,000
		3.4%	21,301,750

	Health Care Products
97,400	Perrigo Co. PLC	2.3%	14,628,506

	Health Care Services
35,000	Express Scripts Holding Co. θ	0.4%	2,472,050

	Home Builders
850,000	D.R. Horton Inc.		17,442,000
1,150,000	PulteGroup Inc.		20,309,000
245,000	Toll Brothers Inc. θ		7,634,200
	7.3%	7.3%	45,385,200

	Industrial Manufacturing
200,000	Pentair PLC	2.1%	13,098,000

	Internet
250,000	eBay Inc. θ		14,157,500
100,000	Equinix Inc. θ		21,248,000
40,000	LinkedIn Corp. θ		8,311,600
		7.0%	43,717,100

	Lodging
460,000	Belmond Ltd. θ	0.9%	5,363,600

	Machinery
100,000	Thermon Group Holdings Inc. θ	0.4%	2,442,000

	Minerals & Mining
122,648	Dominion Diamond Corp. θ	0.3%	1,746,508

	Pharmaceuticals
75,000	Allergan Inc.		13,364,250
155,000	Gilead Sciences Inc. θ		16,499,750
140,000	Novartis AG (ADR)		13,178,200
60,000	Roche Holdings Ltd. (ADR)		2,219,400
		7.2%	45,261,600

	Retail
75,000	Target Corp.		4,701,000
700,000	Whole Foods Market Inc.		26,677,000
		5.1%	31,378,000

	Semiconductor Capital Equipment
1,400,000	Applied Materials Inc.		30,254,000
200,000	Lam Research Corp.		14,940,000
		7.2%	45,194,000

	Semiconductors
500,000	Altera Corp.		17,890,000
650,000	EZchip Semiconductor Ltd. θ, λ		15,678,000
250,000	Intel Corp.		8,705,000
		6.8%	42,273,000

	Services
500,000	Thomson Reuters Corp. λ	2.9%	18,205,000

	Telecommunications Equipment
1,240,000	Ciena Corp. θ, λ		20,732,800
900,000	Finisar Corp. θ, λ		14,967,000
200,000	Motorola Solutions Inc.		12,656,000
		7.7%	48,355,800

	Transportation
400,000	C.H. Robinson Worldwide Inc.		26,528,000
450,000	Expeditors International of Washington Inc.		18,261,000
		7.1%	44,789,000

	Total investment in equities
	(cost $480,500,036)	92.6%	578,550,914

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Certificates of Deposit α
100,000	Albina Community Bank 0.20%, matures 01/15/2015		98,839
100,000	Carver Federal Savings Bank 0.25%, matures 02/18/2015		98,466
250,000	Community Bank of the Bay 0.30%, matures 07/15/2015		242,137
100,000	Eastern Bank 0.10%, matures 01/29/2015		98,685
100,000	Latino Community Credit Union 0.60%, matures 02/20/2015		98,444
250,000	Metro Bank 0.25%, matures 05/10/2015		243,918
250,000	Opportunities Credit Union 0.20%, matures 04/25/2015		244,329
100,000	Self-Help Credit Union 0.55%, matures 01/15/2015		98,839
100,000	Southern Bancorp Bank 0.35%, matures 01/15/2015		98,840
		0.2%	1,322,497

	Community Development Loans α
200,000	Boston Community Loan Fund 1.00%, matures 04/15/2015		193,556
200,000	Root Capital Loan Fund 1.25%, matures 01/25/2015		196,187
100,000	Vermont Community Loan Fund 0.85%, matures 10/15/2014		99,770
		0.1%	489,513

	Time Deposits
45,534,074	BBH Cash Management Service
	Citibank, London 0.03%, due 10/01/2014		32,195,436
	Standard Chartered Bank, Nassau 0.03%, due 10/01/2014		13,338,638
		7.3%	45,534,074

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
49,839,920	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.01%	8.0%	49,839,920

	Total short-term securities
	(cost $97,186,004)	15.6%	97,186,004

	Total securities
	(cost $577,686,040)	108.2%	675,736,918

	Payable upon return of securities loaned	(8.0%)	(49,839,920)

	Other assets and liabilities - net	(0.2%)	(1,115,377)

	Total net assets	100.0%	624,781,621

θ	This security is non-income producing.

λ	This security, or partial position of this security, was on loan at September 30, 2014.

The total value of the securities on loan at September 30, 2014 was $48,666,976.

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

ADR	American Depository Receipt

The portfolio of investments as of September 30, 2014 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2014, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus Fund

Cost of long-term investments	$481,082,774
Unrealized appreciation	$102,830,030
Unrealized depreciation	(5,361,890)

Net unrealized appreciation	$97,468,140

The Parnassus Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2014, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$73,654,800	$—	$—	$73,654,800
Consumer Staples	47,978,750	—	—	47,978,750
Financials	68,115,000	—	—	68,115,000
Health Care	62,362,156	—	—	62,362,156
Industrials	76,579,000	—	—	76,579,000
Information Technology	229,697,700	—	—	229,697,700
Materials	20,163,508	—	—	20,163,508
Short-Term Investments	95,373,994	—	1,812,010	97,186,004
Total	$673,924,908	$—	$1,812,010	$675,736,918

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of September 30, 2014:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2013	$1,384,404
Discounts/premiums amortization	(22,394)
Purchases	1,750,000
Sales	(1,300,000)
Balance as of September 30, 2014	$1,812,010

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	September 30, 2014	Valuation Technique	Unobservable Input	(Weighted Average)

Certificates of Deposit	$1,322,497	Liquidity Discount	Marketability	4%
Community Development Loans	$489,513	Liquidity Discount	Marketability	6%
			Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS MID CAP FUND

Portfolio of Investments as of September 30, 2014 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Chemicals
71,000	Compass Minerals International Inc.	2.3%	5,983,880

	Data Processing
75,000	Equifax Inc.		5,605,500
100,000	Fiserv Inc. θ		6,463,500
		4.6%	12,069,000

	Financial Services
200,000	Charles Schwab Corp.		5,878,000
613,000	First Horizon National Corp.		7,527,640
250,000	SEI Investments Co.		9,040,000
		8.7%	22,445,640

	Food Products
80,000	McCormick & Co.		5,352,000
170,000	Sysco Corp.		6,451,500
		4.6%	11,803,500

	Health Care Products
160,000	DENTSPLY International Inc.		7,296,000
33,700	Perrigo Co. PLC		5,061,403
		4.7%	12,357,403

	Health Care Services
95,000	Cardinal Health Inc.	2.7%	7,117,400

	Industrial Manufacturing
118,000	Pentair PLC		7,727,820
227,500	Xylem Inc.		8,073,975
		6.1%	15,801,795

	Insurance
120,000	Verisk Analytics Inc. θ	2.8%	7,306,800

	Machinery
255,000	MRC Global Inc. θ	2.3%	5,946,600

	Medical Equipment
212,500	Patterson Companies Inc.		8,803,875
57,500	Teleflex Inc.		6,039,800
		5.7%	14,843,675

	Natural Gas
74,800	Energen Corp.		5,403,552
280,000	MDU Resources Group Inc.		7,786,800
145,000	Spectra Energy Corp.		5,692,700
		7.3%	18,883,052

	Oil & Gas
88,300	Cameron International Corp. θ		5,861,354
66,000	Noble Corp. PLC		1,466,520
		2.8%	7,327,874

	Pharmaceuticals
46,500	Allergan Inc.	3.2%	8,285,835

	Professional Services
237,773	Insperity Inc.		6,500,714
257,500	Iron Mountain Inc.		8,407,375
		5.7%	14,908,089

	Retail
85,500	Nordstrom Inc.	2.2%	5,845,635

	Semiconductor Capital Equipment
450,000	Applied Materials Inc.		9,724,500
156,800	Synopsys Inc. θ		6,224,176
		6.1%	15,948,676

	Services
21,000	Ecolab Inc.	0.9%	2,411,430

	Software
105,500	Autodesk Inc. θ		5,813,050
51,400	Intuit Inc.		4,505,210
		3.8%	10,318,260

	Telecommunications Equipment
164,000	Motorola Solutions Inc.	4.0%	10,377,920

	Telecommunications Provider
315,000	Shaw Communications Inc. λ	3.0%	7,708,050

	Transportation
100,000	C.H. Robinson Worldwide Inc.		6,632,000
180,000	Expeditors International of Washington Inc.		7,304,400
		5.3%	13,936,400

	Utility & Power Distribution
125,000	AGL Resources Inc.		6,417,500
359,000	Questar Corp.		8,002,110
		5.6%	14,419,610

	Waste Management
155,000	Waste Management Inc.	2.8%	7,367,150

	Total investment in equities
	(cost $200,265,455)	97.2%	253,413,674

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Time Deposits
6,076,648	BBH Cash Management Service
	JPM Chase, Nassau 0.03%, due 10/01/2014	2.3%	6,076,648

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
365,833	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.01%	0.1%	365,833

	Total short-term securities
	(cost $6,442,481)	2.4%	6,442,481

	Total securities
	(cost $206,707,936)	99.6%	259,856,155

	Payable upon return of securities loaned	(0.1%)	(365,833)

	Other assets and liabilities - net	0.5%	1,312,138

	Total net assets	100.0%	260,802,460

θ	This security is non-income producing.

λ	This security, or partial position of this security, was on loan at September 30, 2014.

The total value of the securities on loan at September 30, 2014 was $358,108.

ADR	American Depository Receipt

The portfolio of investments as of September 30, 2014 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2014, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Mid Cap Fund

Cost of long-term investments	$200,397,093
Unrealized appreciation	$55,138,849
Unrealized depreciation	(2,122,268)

Net unrealized appreciation	$53,016,581

The Parnassus Mid Cap Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2014, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$13,553,685	$—	$—	$13,553,685
Consumer Staples	11,803,500	—	—	11,803,500
Energy	18,424,126	—	—	18,424,126
Financials	30,853,015	—	—	30,853,015
Health Care	42,604,313	—	—	42,604,313
Industrials	62,464,959	—	—	62,464,959
Information Technology	43,108,356	—	—	43,108,356
Materials	8,395,310	—	—	8,395,310
Utilities	22,206,410	—	—	22,206,410
Short-Term Investments	6,442,481	—	—	6,442,481
Total	$259,856,155	$—	$—	$259,856,155

PARNASSUS SMALL CAP FUND

Portfolio of Investments as of September 30, 2014 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Auto Parts
900,000	Gentex Corp.	4.1%	24,093,000

	Chemicals
150,000	Calgon Carbon Corp. θ		2,907,000
195,132	Compass Minerals International Inc.		16,445,725
		3.3%	19,352,725

	Consumer Services
515,000	Sotheby's λ	3.1%	18,395,800

	Electronics
100,000	Harman International Industries Inc.	1.7%	9,804,000

	Equipment Leasing
740,000	Air Lease Corp.	4.1%	24,050,000

	Financial Services
1,137,100	Essent Group Ltd. θ		24,345,311
975,000	First American Financial Corp.		26,442,000
1,900,000	First Horizon National Corp.		23,332,000
300,000	SEI Investments Co.		10,848,000
575,000	TCF Financial Corp.		8,929,750
		16.1%	93,897,061

	Health Care Products
140,000	Sirona Dental Systems Inc. θ	1.8%	10,735,200

	Health Care Services
270,544	VCA Inc. θ	1.8%	10,640,496

	Home Products
15,000	WD-40 Co.	0.2%	1,019,400

	Lodging
1,340,000	Belmond Ltd. θ	2.7%	15,624,400

	Machinery
1,675,000	Blount International Inc. θ, Ω		25,342,750
136,139	Graco Inc.		9,935,424
1,300,000	MRC Global Inc. θ		30,316,000
340,000	Regal-Beloit Corp.		21,845,000
650,000	Thermon Group Holdings Inc. θ		15,873,000
		17.6%	103,312,174

	Medical Equipment
1,296,280	GenMark Diagnostics Inc. θ, λ		11,627,632
350,000	Patterson Companies Inc.		14,500,500
		4.5%	26,128,132

	Minerals & Mining
2,730,800	Dominion Diamond Corp. θ, λ	6.7%	38,886,592

	Natural Gas
66,500	MDU Resources Group Inc.		1,849,365
230,000	Northwest Natural Gas Co.		9,717,500
		2.0%	11,566,865

	Oil & Gas
2,500,000	Energy XXI (Bermuda) Ltd. λ	4.9%	28,375,000

	Professional Services
509,516	Insperity Inc.		13,930,167
350,000	Iron Mountain Inc.		11,427,500
		4.4%	25,357,667

	Retail
330,000	Group 1 Automotive Inc.	4.1%	23,994,300

	Semiconductors
1,287,900	PMC-Sierra Inc. θ	1.6%	9,607,734

	Software
2,710,614	Checkpoint Systems Inc. θ, Ω		33,150,809
200,000	VeriSign Inc. θ, λ		11,024,000
		7.6%	44,174,809

	Transportation
3,275,000	UTi Worldwide Inc. λ	6.0%	34,813,250

	Utility & Power Distribution
430,000	Questar Corp.	1.6%	9,584,700

	Total investment in equities
	(cost $566,208,030)	99.9%	583,413,305

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
45,720,237	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.01%	7.8%	45,720,237

	Total short-term securities
	(cost $45,720,237)	7.8%	45,720,237

	Total securities
	(cost $611,928,267)	107.7%	629,133,542

	Payable upon return of securities loaned	(7.8%)	(45,720,237)

	Other assets and liabilities - net	0.1%	628,881

	Total net assets	100.0%	584,042,186

θ	This security is non-income producing.

λ	This security, or partial position of this security, was on loan at September 30, 2014.

The total value of the securities on loan at September 30, 2014 was $44,754,272.

Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.

ADR	American Depository Receipt

The portfolio of investments as of September 30, 2014 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2014, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Small Cap Fund

Cost of long-term investments	$566,315,915
Unrealized appreciation	$55,901,783
Unrealized depreciation	(38,804,393)

Net unrealized appreciation	$17,097,390

The Parnassus Small Cap Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2014, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$91,911,500	$—	$—	$91,911,500
Consumer Staples	1,019,400	—	—	1,019,400
Energy	28,375,000	—	—	28,375,000
Financials	105,324,561	—	—	105,324,561
Health Care	47,503,827	—	—	47,503,827
Industrials	176,105,592	—	—	176,105,592
Information Technology	53,782,543	—	—	53,782,543
Materials	58,239,317	—	—	58,239,317
Utilities	21,151,565	—	—	21,151,565
Short-Term Investments	45,720,237	—	—	45,720,237
Total	$629,133,542	$—	$—	$629,133,542

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a Fund owns 5% or more of the outstanding voting shares. During the nine-month period ended September 30, 2014, the Fund below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

A summary of transactions in the securities of issuers affiliated with the Fund for the nine-month period ended September 30, 2014 is set forth below:

	January 1, 2014
Name of Company:	Beginning shares	Shares purchased	Shares sold	Ending shares	Market Value	Dividend Income
Blount International Inc.	2,550,000	—	(875,000)	1,675,000	$25,342,750	$—
Checkpoint Systems Inc.	1,785,000	925,614	—	2,710,614	33,150,809	—
Total Affiliates					$58,493,559	$—

PARNASSUS ENDEAVOR FUND

Portfolio of Investments as of September 30, 2014 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Communications Equipment
300,000	QUALCOMM Inc.	3.7%	22,431,000

	Computers
135,000	International Business Machines Corp.	4.3%	25,627,050

	Cosmetics & Personal Care
130,000	Procter & Gamble Co.	1.8%	10,886,200

	Electronic Components
675,000	Corning Inc.	2.2%	13,054,500

	Financial Services
200,000	Capital One Financial Corp.		16,324,000
550,000	Charles Schwab Corp.		16,164,500
500,000	First Horizon National Corp.		6,140,000
325,000	Wells Fargo & Co.		16,857,750
		9.2%	55,486,250

	Food Products
415,000	Mondelez International Inc.		14,219,975
100,000	PepsiCo Inc.		9,309,000
		4.0%	23,528,975

	Industrial Manufacturing
1,000	W.W. Grainger Inc.	0.0%	251,650

	Internet
150,000	eBay Inc. θ	1.4%	8,494,500

	Machinery
10,000	Deere & Co. λ	0.1%	819,900

	Medical Equipment
200,000	Agilent Technologies Inc.	1.9%	11,396,000

	Minerals & Mining
960,000	Dominion Diamond Corp. θ	2.3%	13,670,400

	Pharmaceuticals
180,000	Allergan Inc.		32,074,200
200,000	Gilead Sciences Inc. θ		21,290,000
140,000	Novartis AG (ADR)		13,178,200
220,000	Roche Holdings Ltd. (ADR)		8,137,800
		12.4%	74,680,200

	Professional Services
220,000	Insperity Inc.	1.0%	6,014,800

	Retail
375,000	Target Corp.		23,505,000
735,000	Whole Foods Market Inc.		28,010,850
		8.6%	51,515,850

	Semiconductor Capital Equipment
1,200,000	Applied Materials Inc.		25,932,000
250,000	Lam Research Corp.		18,675,000
		7.4%	44,607,000

	Semiconductors
700,000	Altera Corp.		25,046,000
400,000	Intel Corp.		13,928,000
		6.5%	38,974,000

	Software
150,000	Citrix Systems Inc. θ		10,701,000
150,000	Intuit Inc.		13,147,500
		4.1%	23,848,500

	Telecommunications Equipment
1,100,000	Ciena Corp. θ, λ	3.1%	18,392,000

	Telecommunications Provider
625,000	Shaw Communications Inc. λ	2.5%	15,293,750

	Transportation
400,000	C.H. Robinson Worldwide Inc.		26,528,000
490,000	Expeditors International of Washington Inc.		19,884,200
		7.7%	46,412,200

	Total investment in equities
	(cost $405,494,240)	84.2%	505,384,725

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Time Deposits
102,093,589	BBH Cash Management Service
	JPM Chase, Nassau 0.03%, due 10/01/2014		57,216,299
	Wells Fargo, Grand Cayman 0.03%, due 10/01/2014		44,877,290
		17.0%	102,093,589

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
17,210,080	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.01%	2.9%	17,210,080

	Total short-term securities
	(cost $119,303,669)	19.9%	119,303,669

	Total securities
	(cost $524,797,909)	104.1%	624,688,394

	Payable upon return of securities loaned	(2.9%)	(17,210,080)

	Other assets and liabilities - net	(1.2%)	(7,378,879)

	Total net assets	100.0%	600,099,435

θ	This security is non-income producing.

λ	This security, or partial position of this security, was on loan at September 30, 2014.

The total value of the securities on loan at September 30, 2014 was $16,804,017.

ADR	American Depository Receipt

The portfolio of investments as of September 30, 2014 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2014, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Endeavor Fund

Cost of long-term investments	$405,559,049
Unrealized appreciation	$105,444,198
Unrealized depreciation	(5,618,522)

Net unrealized appreciation	$99,825,676

The Parnassus Endeavor Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2014, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$38,798,750	$—	$—	$38,798,750
Consumer Staples	62,426,025	—	—	62,426,025
Financials	55,486,250	—	—	55,486,250
Health Care	86,076,200	—	—	86,076,200
Industrials	53,498,550	—	—	53,498,550
Information Technology	195,428,550	—	—	195,428,550
Materials	13,670,400	—	—	13,670,400
Short-Term Investments	119,303,669	—	—	119,303,669
Total	$624,688,394	$—	$—	$624,688,394

PARNASSUS ASIA FUND

Portfolio of Investments as of September 30, 2014 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	China
7,000	21Vianet Group Inc. (ADR) θ		126,000
1,000	Alibaba Group Holding Ltd. (ADR) θ		88,850
3,500	Expeditors International of Washington Inc.		142,030
3,000	Mindray Medical International Ltd. (ADR)		90,480
3,000	QUALCOMM Inc.		224,310
		10.3%	671,670

	Hong Kong
160,000	Lenovo Group Ltd.		238,315
153,000	Li & Fung Ltd.		173,790
350,000	SITC International Holdings Co., Ltd.		171,000
85,000	Sun Art Retail Group Ltd.		96,111
25,800	Television Broadcasts Ltd.		154,005
		12.7%	833,221

	Indonesia
5,039,100	PT Asuransi Multi Artha Guna		94,289
400,000	PT Bank Danamon Indonesia		128,071
200,000	PT Bank Rakyat Indonesia (Persero)		170,973
500,000	PT Global Mediacom		79,748
100,000	PT Siloam International Hospitals θ		123,307
		9.1%	596,388

	Japan
500	Fast Retailing Co., Ltd.		167,554
3,700	KDDI Corp.		222,588
2,700	Kyocera Corp. θ		126,115
2,700	Linear Technology Corp.		119,853
13,000	Rakuten Inc. θ		149,656
10,000	TOTO Ltd.		110,020
12,000	USS Co., Ltd.		183,583
		16.5%	1,079,369

	Philippines
210,000	Manila Water Co.	2.1%	137,820

	Singapore
27,000	Keppel Corp., Ltd.		222,083
75,000	OSIM International Ltd.		154,556
29,000	Petra Foods Ltd.		91,840
		7.2%	468,479

	South Korea
190	Samsung Electronics Co., Ltd.	3.2%	212,381

	Taiwan
11,000	Applied Materials Inc.		237,710
72,000	Far EasTone Telecommunications Co., Ltd.		137,845
4,000	Hermes Microvision Inc.		166,158
12,000	MediaTek Inc.		177,469
30,000	Novatek Microelectronics Corp.		147,849
7,500	St. Shine Optical Co., Ltd.		159,785
10,500	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)		211,890
		18.9%	1,238,706

	Thailand
24,000	Advanced Info Service Public Co., Ltd.		166,360
103,000	Amata Corp. Public Co., Ltd.		51,353
60,000	Thai Union Frozen Products Public Co., Ltd.		136,552
180,000	Thanachart Capital Public Co., Ltd.		206,190
		8.6%	560,455

	Total investment in equities	88.6%	5,798,489
	(cost $5,536,445)

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Time Deposits
722,338	BBH Cash Management Service
	Wells Fargo, Grand Cayman 0.03%, due 10/01/2014	11.0%	722,338

	Total short-term securities
	(cost $722,338)	11.0%	722,338

	Total securities
	(cost $6,258,783)	99.6%	6,520,827

	Other assets and liabilities - net	0.4%	28,974

	Total net assets	100.0%	6,549,801

θ	This security is non-income producing.

ADR	American Depository Receipt

PT	Perseroan Terbatas

The portfolio of investments as of September 30, 2014 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2014, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Asia Fund

Cost of long-term investments	$5,536,445
Unrealized appreciation	$388,219
Unrealized depreciation	(126,175)

Net unrealized appreciation	$262,044

The Parnassus Asia Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2014, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
China	$671,670	$—	$—	$671,670
Hong Kong	250,116	583,105	—	833,221
Indonesia	217,596	378,792	—	596,388
Japan	—	1,079,369	—	1,079,369
Philippines	137,820	—	—	137,820
Singapore	91,840	376,639	—	468,479
South Korea	—	212,381	—	212,381
Taiwan	449,600	789,106	—	1,238,706
Thailand	—	560,455	—	560,455
Short-Term Investments	722,338	—	—	722,338
Total	$2,540,980	$3,979,847	$—	$6,520,827

Certain foreign securities may be fair valued by independent pricing services if events occur between the time at which the market quotations are determined on the primary exchange and the close of trading on the NYSE. These events may affect the value of these securities and render market quotations unreliable. Such fair valuations are categorized as Level 2 investments. Foreign securities that are valued based on market quotations are categorized as Level 1 investments.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Funds when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 3, 2014

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	November 3, 2014